Share-Based Payments - Summary Of NHL warrants (Details)	12 Months Ended
	Dec. 31, 2022 instrument $ / shares shares	Dec. 31, 2021 instrument $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement
Unvested restricted shares, beginning balance (Number of shares) | instrument	1,353,740
Issued (Number of warrants) | instrument		1,353,740
Unvested restricted shares, ending balance (Number of shares) | instrument		1,353,740
Unvested restricted shares as of December 31, 2021 (Number of warrants) | shares	1,353,740	1,353,740
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | $ / shares	$ 23.45
Issued (Weighted average exercise price) | $ / shares		$ 23.45
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | $ / shares		$ 23.45